Cash and cash equivalents	12 Months Ended
Dec. 31, 2019
Cash and Cash Equivalents [Abstract]
Cash and Cash Equivalents Disclosure
Cash and cash equivalents
Cash and cash equivalents included $10.1 million of short-term deposits with original maturities of less than three months, at December 31, 2018. There were no such short-term deposits at December 31, 2019.